LOANS PAYABLE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing	$ 4,399	$ 4,010
Financing arrangements [Member]
Disclosure of detailed information about borrowings [line items]
Terms	1 year to 4 years
Weighted-average interest rate	6.50%
Financing arrangements [Member] | Software licenses [member]
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing	$ 1,086
Financing arrangements [Member] | Equipment [Member]
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing	17,541
Net book value of equipment pledged as security	$ 16,100	$ 12,300
Financing arrangements [Member] | Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Terms	4 years
Weighted-average interest rate	4.90%
Financing arrangements [Member] | Events After Reporting Period [Member] | Equipment [Member]
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing	$ 1,539